Installment Payment Receivables, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income [Member]
Installment Payment Receivables [Line Items]
Interest income	¥ 396,879	¥ 338,158	¥ 278,199